CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 92,076	$ 542,224
Marketable securities	279,915	49,194
Prepaid expenses and other current assets	4,926	25,293
Total current assets	376,917	616,711
Property and equipment, net	2,282	83
Operating lease right-of-use asset	3,777	0
Other non-current assets	191	3,297
Total assets	383,167	620,091
Current liabilities:
Accounts payable	1,517	5,783
Accrued expenses	21,911	56,277
Operating lease liabilities, current	1,559	0
Other current liabilities	44	0
Total current liabilities	25,031	62,060
Operating lease liabilities, non-current	2,165	0
Early-exercise liability	1	6
Other non-current liability	0	6
Total liabilities	27,197	62,072
Commitments and contingencies (Note 8)	0	0
Stockholders' equity (deficit):
Preferred stock (undesignated), $0.0001 par value; 10,000,000 shares authorized and no shares issued and outstanding at December 31, 2022 and December 31, 2021	0	0
Common stock, $0.0001 par value; 1,000,000,000 shares authorized, 109,044,046 shares issued and outstanding at December 31, 2022; 1,000,000,000 shares authorized, 111,251,660 shares issued and 110,782,909 shares outstanding at December 31, 2021	11	11
Treasury stock, at cost; 0 shares and 468,751 shares at December 31, 2022 and December 31, 2021, respectively	0	0
Additional paid-in capital	889,657	850,125
Accumulated other comprehensive income (loss)	(272)	(8)
Accumulated deficit	(533,426)	(292,109)
Total stockholders' equity	355,970	558,019
Total liabilities, convertible preferred stock and stockholders' equity	$ 383,167	$ 620,091